Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Intangible assets and goodwill

16.  Intangible assets and goodwill

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2022	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Additions arising from internal development	—	—	—	—	404	—	—	404
Other additions	—	—	—	—	1,723	4,213	94,084	100,020
Disposals	—	—	—	—	(96,821)	(754)	(70,863)	(168,438)
Foreign currency translation difference	(37,969)	—	—	(719)	(1,533)	—	(282)	(40,503)
Balance at December 31, 2022	10,592,392	737,913	2,611,805	1,902,076	678,684	10,858	136,748	16,670,476
Amortization and impairment losses
Balance at January 1, 2022	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Amortization for the year		103,164	276,888	190,157	186,973	2,755	90,031	849,968
Impairment losses	657,032	—	—	—	—	—	—	657,032
Disposals	—	—	—	—	(96,821)	(754)	(70,863)	(168,438)
Foreign currency translation difference	—	—	—	(97)	197	—	(457)	(357)
Balance at December 31, 2022	657,032	505,616	1,536,685	1,115,853	262,945	7,288	76,283	4,161,702
Net book value
At December 31, 2022	9,935,360	232,297	1,075,120	786,223	415,739	3,570	60,465	12,508,774

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2021	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Acquisition through business combinations (Note 9)	752,485	—	39,273	212	566,384	—	3,551	1,361,905
Additions arising from internal development	—	—	—	—	17,998	—	—	17,998
Other additions	—	—	—	33	5,212	3,667	90,685	99,597
Disposals	—	—	—	—	(27,063)	(2,741)	(57,887)	(87,691)
Foreign currency translation difference	(3,224)	—	—	113	(128)	—	(31)	(3,270)
Balance at December 31, 2021	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Amortization
Balance at January 1, 2021	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Amortization for the year	—	103,165	271,980	190,220	152,668	2,100	67,959	788,092
Disposals	—	—	—	—	(27,063)	(2,726)	(57,887)	(87,676)
Foreign currency translation difference	—	—	—	14	(1)	—	(21)	(8)
Balance at December 31, 2021	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Net book value
At December 31, 2021	10,630,361	335,461	1,352,008	977,002	602,315	2,112	56,237	13,955,496

Impairment test

Goodwill as at December 31, 2022 of 9,935,360 (as at December 31, 2021 – 10,630,361) is attributable to the acquisition of 100% ownership interest in HeadHunter in 2016, the acquisition of 100% ownership interest in Zarplata in December 2020 (see Note 9(b)), and the acquisition of 65.02% ownership interest in Skillaz in the first quarter of 2021 (see Note 9(a)).

Carrying amount of goodwill allocated to each of the CGUs:

	December 31, 2022	December 31, 2021
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	155,104	171,792
HeadHunter “Belarus” operating segment	158,954	180,236
Zarplata operating segment (see Note 9(b))	2,261,455	2,918,486
Skillaz operating segment (see Note 9(a))	752,485	752,485
Total goodwill	9,935,360	10,630,361

At December 31, 2022 management estimated the recoverable amount of the Group’s cash-generating units (“CGU”).

The recoverable amount of the HeadHunter CGUs represented its fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares on Moscow Stock Exchange (Level 1) on the estimated portion attributable to each respective CGU. At December 31, 2022 the estimated recoverable amounts of all HeadHunter CGUs significantly exceeded their carrying amounts.

The recoverable amount of the Zarplata CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the Group’s business and were based on the relevant external and internal historical data. Cash flows were forecasted based on past experience, actual operating results and the Group’s five-year business plan and based on the following key assumptions: revenue annual average growth rate, EBITDA margin, terminal growth rate and discount rate. The compound revenue annual growth rate for 2023-2027 is 15.5%. The forecasted EBITDA margin for 2023-2027 ranges from 3.3% to 41.3%. The pre-tax discount rate applied to the cash flow projections is 18.14% and the terminal growth rate for the free cash flows is 3.1%. As a result of interim impairment estimates determined as of March 31, 2022 and September 30, 2022 management recognized an impairment loss of Zarplata CGU of 657,032. As a result of year-end imparment test, no further impairment was identified. As of December 31, 2022 a reasonably possible decrease in revenue’s compound annual growth rate by 1%-point, holding other assumptions constant, would lead to an additional impairment of the Zarplata CGU by RUB 152 million. As of December 31, 2022 a reasonably possible increase in the pre-tax discount rate by 0.5%-point, holding other assumptions constant, would lead to an additional impairment of the Zarplata CGU by RUB 28 million.

The recoverable amount of the Skillaz CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the Group’s business and were based on the relevant external and internal historical data. Cash flows were forecasted based on past experience, actual operating results and the Group’s five-year business plan and based on the following key assumptions: revenue annual average growth rate, EBITDA margin, terminal growth rate and discount rate. The compound revenue annual growth rate for 2023-2027 is 30.6%. The forecasted EBITDA margin for 2023-2027 ranges from negative 2.7% to positive 23.3%. The pre-tax discount rate applied to the cash flow projections is 24.03% and the terminal growth rate for the free cash flows is 3.1%. No reasonable possible changes in key assumptions used in the estimation would lead to significant impairment of the CGU as at reporting date.